Note 14 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value on Recurring Basis (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 14 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value on Recurring Basis [Line Items]
Fair value of common stock warrant liability	$ 0	$ 9	$ 317,490
Accrued rent related to office closures	0	8,657	79,888
Total	0	8,666	397,378
Fair Value, Inputs, Level 1 [Member]
Note 14 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value on Recurring Basis [Line Items]
Fair value of common stock warrant liability	0	0	0
Accrued rent related to office closures	0	0	0
Total	0	0	0
Fair Value, Inputs, Level 2 [Member]
Note 14 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value on Recurring Basis [Line Items]
Fair value of common stock warrant liability	0	0	0
Accrued rent related to office closures	0	0	0
Total	0	0	0
Fair Value, Inputs, Level 3 [Member]
Note 14 - Fair Value Measurement (Details) - Assets and Liabilities Measured at Fair Value on Recurring Basis [Line Items]
Fair value of common stock warrant liability	0	9	317,490
Accrued rent related to office closures	0	8,657	79,888
Total	$ 0	$ 8,666	$ 397,378